Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Segments Of Operations [Abstract]
Schedule of reportable operating segments based on net sales and operating loss
	Year ended December 31, 2021
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial income				288
Loss before taxes on income				(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

	Year ended December 31, 2020
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	(43,923)	-	-	(43,923)
Financial expense				108
Loss before taxes on income				(43,815)

Depreciation	208	-	-	208
Stock based compensation	$24,781	$-	$-	$24,781

	Year ended December 31, 2019
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	(22,571)	-	-	(22,571)
Financial income				8
Loss before taxes on income				(22,563)

Depreciation	53	-	-	53
Stock based compensation	$16,245	$-	$-	$16,245

Schedule of property and equipment by geography
	Year Ended December 31
	2021	2020
Israel	3,381	2,065
South Korea	33,836	11,675
Unites States	22	-
Japan	196	280
	37,435	14,020